Employee benefit plans - Combined Data for Defined Benefit Pension and Post Retirement Healthcare Plans (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pensions | United States
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.25%	5.61%
Cash balance interest crediting rate	4.00%	4.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (3,527)	$ (4,747)
Service cost	0	0	$ 0
Interest cost	(190)	(140)	(137)
Actuarial (loss) gain	(122)	1,105
Curtailments	0	0
Benefits paid	237	255
Benefit obligation at end of period	(3,602)	(3,527)	(4,747)
Change in fair value of plan assets
Fair value at beginning of period	4,806	6,129
Actual return on plan assets	501	(1,082)
Employer contributions	19	14
Benefit payments	(237)	(255)
Fair value at end of period	5,089	4,806	6,129
Funded status at end of period	1,487	1,279
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net (gain) loss	1,637	1,645
Prior service (credit) cost	0	0
Total (before tax effects)	$ 1,637	$ 1,645
Pensions | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.44%	4.62%
Rate of compensation increase	3.71%	3.72%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (768)	$ (1,456)
Service cost	(10)	(11)	(14)
Interest cost	(36)	(28)	(25)
Actuarial (loss) gain	(67)	554
Curtailments	1	0
Benefits paid	26	30
Foreign exchange adjustment	(35)	143
Benefit obligation at end of period	(889)	(768)	(1,456)
Change in fair value of plan assets
Fair value at beginning of period	975	1,807
Actual return on plan assets	43	(631)
Employer contributions	11	10
Benefit payments	(26)	(30)
Foreign exchange adjustments	49	(181)
Fair value at end of period	1,052	975	1,807
Funded status at end of period	163	207
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net (gain) loss	243	109
Prior service (credit) cost	(1)	4
Total (before tax effects)	$ 242	$ 113
Healthcare Benefits | United States
Weighted-average assumptions used to determine benefit obligations
Discount rate	5.25%	5.61%
Rate of compensation increase	3.00%	3.00%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (95)	$ (134)
Service cost	(1)	(1)	(1)
Interest cost	(5)	(4)	(4)
Actuarial (loss) gain	(2)	35
Curtailments	0	0
Benefits paid	11	9
Benefit obligation at end of period	(92)	(95)	(134)
Change in fair value of plan assets
Fair value at beginning of period	116	144
Actual return on plan assets	19	(28)
Employer contributions	11	9
Benefit payments	(11)	(9)
Fair value at end of period	135	116	144
Funded status at end of period	43	21
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net (gain) loss	38	41
Prior service (credit) cost	(6)	(13)
Total (before tax effects)	$ 32	$ 28
Healthcare Benefits | Foreign
Weighted-average assumptions used to determine benefit obligations
Discount rate	4.65%	4.75%
Defined Benefit Plan, Change in Benefit Obligation
Benefit obligation at beginning of period	$ (2)	$ (3)
Service cost	0	0	0
Interest cost	0	0	0
Actuarial (loss) gain	(1)	1
Curtailments	0	0
Benefits paid	0	0
Foreign exchange adjustment	1	0
Benefit obligation at end of period	(2)	(2)	(3)
Change in fair value of plan assets
Fair value at beginning of period	0	0
Actual return on plan assets	0	0
Employer contributions	0	0
Benefit payments	0	0
Foreign exchange adjustments	0	0
Fair value at end of period	0	0	$ 0
Funded status at end of period	(2)	(2)
Amounts recognized in accumulated other comprehensive loss (income) consist of:
Net (gain) loss	(1)	(2)
Prior service (credit) cost	0	0
Total (before tax effects)	$ (1)	$ (2)